Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2023	3,029	406	3,435
Additions	2,522	34	2,556
Used during year	(1,558)	(379)	(1,937)
Exchange differences	(426)	(29)	(455)
At December 31, 2023	3,567	32	3,599
Additions	1,327	674	2,001
Used during year	(1,945)	(34)	(1,979)
Exchange differences	124	7	131
At December 31, 2024	3,073	679	3,752

Analysis of total provisions:

	2024	2023
Non current	2,244	2,871
Current	1,508	728
	3,752	3,599